Share-Based Compensation - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 458,000	$ 0
2005 Stock Incentive Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options		1,500,000
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	600,000
Common shares available for future grants under the 2005 Plan	557,275
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,975
Allocated Share-based Compensation Expense	801,000	850,000
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants	10,200	10,550	6,120
Allocated Share-based Compensation Expense	458,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense				$ 1,200,000